(LOSS) EARNING PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
(Loss) Earning per share
Schedule of (loss) earning per share

	For three months ended June 30,		For six months ended June 30,
	2025	2024	2025	2024
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	$	$	$	$
Numerator:
Net income (loss) attributable to the Company	(491,708)	84,423	(739,725)	(204,153)

Denominator:
Weighted-average shares outstanding
- Basic	14,256,576	13,471,273	14,143,498	12,719,624
- Diluted	14,256,576	13,471,273	14,143,498	12,719,624

(Loss) Earning per share:
- Basic	(0.0345)	0.0063	(0.0523)	(0.0161)
- Diluted	(0.0345)	0.0063	(0.0523)	(0.0161)